CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Earnings before income taxes	$ (1,794.4)	$ 384.5
Adjustments to reconcile profit (loss) [abstract]
Depletion, depreciation and amortization	466.8	447.9
Share-based payments	28.0	3.2
Other costs (income), net	17.4	(4.9)
Finance costs (Note 12)	64.9	134.4
Mark-to-market on financial instruments	0.8	0.3
Share of earnings of associates	0.0	(0.9)
Impairment of mining properties (Note 13)	1,922.7	0.0
Amortization of deferred revenue	(14.6)	(18.0)
Adjustments for gain on discontinuation of the equity method	0.0	(10.2)
Other non-cash expenses, net (Note 16)	39.1	20.7
Environmental rehabilitation obligations paid	(22.2)	(16.2)
Other cash payments	(12.3)	(5.2)
Cash flows from operating activities before income taxes paid and net change in working capital	696.2	935.6
Income taxes paid	(155.9)	(151.0)
Cash flows from operating activities before net change in working capital	540.3	784.6
Net change in working capital (Note 16)	(12.2)	(42.3)
Cash flows from operating activities	528.1	742.3
Investing activities
Acquisition of property, plant and equipment	(504.8)	(384.6)
Net cash acquired in Monarch acquisition	0.0	(44.8)
Proceeds on disposal of investments and other assets	10.9	61.5
Cash used on acquisition of investments and other assets	(11.1)	(25.0)
Cash used in other investing activities	(14.4)	(6.8)
Cash flows used in investing activities	(519.4)	(399.7)
Cash flows from (used in) financing activities [abstract]
Dividends paid	(114.6)	(104.1)
Payments to acquire or redeem entity's shares	0.0	28.3
Interest paid	(35.0)	(47.2)
Early note redemption premium (Note 12)	0.0	(53.3)
Repayment of senior notes and credit facility	0.0	(719.0)
Net proceeds from senior notes and credit facility	0.0	495.2
Payment of lease liabilities	(23.4)	(19.2)
Cash contributions from non-controlling interests in MARA (Note 6)	19.7	18.6
Cash used in other financing activities	(9.2)	(10.2)
Cash flows used in financing activities	(162.5)	(467.5)
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents	(4.7)	(1.3)
Decrease in cash and cash equivalents	(158.5)	(126.2)
Cash and cash equivalents, beginning of year	525.0	651.2
Cash and cash equivalents at end of period	$ 366.5	$ 525.0